UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2007


Check here if Amendment [  ]; Amendment Number:


This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:           Gryphon International Investment Corp
Address:        20 Bay Street, Suite 1905
                Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alexander H.M. Becks
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299
Signature, Place and Date of Signing       /s/ Alexander H. M. Becks    Toronto, Ontario, Canada       May 14, 2007
                                           -------------------------    ------------------------    -----------------
                                               [Signature]              [City, State]                [Date]

Report Type (Check only one.):


[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

                                                        FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:       0



Form 13F Information Table Entry Total:  43 Data Records



Form 13F Information Table Value Total:  $248,992

FORM 13F INFORMATION TABLE

                                                                                                          VOTING AUTHORITY

NAME OF ISSUER         TITLE OF  CUSIP        VALUE       SHARES/    SH/  PUT/   INVSTMT     OTHER  SOLE       SHARED    NONE
                       CLASS                  x($1000)    PRN AMT    PRN  CALL   DISCRETN    MGRS
Aflac Inc              Common    001055102    9,315       197,950    SH          SOLE        NONE   197,950    0          0

Aflac Inc              Common    001055102    2,225       47,270     SH          DEFINED            0          47,270     0

Allstate Corp          Common    020002101    306         5,100      SH          SOLE        NONE   5,100      0          0

Allstate Corp          Common    020002101    201         3,350      SH          DEFINED            0          3,350      0

American Express       Common    025816109    9,667       171,395    SH          SOLE        NONE   171,395    0          0

American Express       Common    025816109    2,389       42,365     SH          DEFINED            0          42,365     0

Apache Corp Com        Common    037411105    212         3,000      SH          DEFINED            0          3,000      0

Biomet Inc             Common    090613100    4,611       108,510    SH          SOLE        NONE   108,510    0          0

Biomet Inc             Common    090613100    1,096       25,805     SH          DEFINED            0          25,805     0

BJ Services            Common    055482103    6,333       227,000    SH          SOLE        NONE   227,000    0          0

BJ Services            Common    055482103    1,887       67,645     SH          DEFINED            0          67,645     0

Bunge Limited          Common    G16962105    12,336      150,044    SH          SOLE        NONE   150,044    0          0

Bunge Limited          Common    G16962105    3,250       39,525     SH          DEFINED            0          39,525     0

Clarcor Inc            Common    179895107    10,859      341,493    SH          SOLE        NONE   341,493    0          0

Clarcor Inc            Common    179895107    2,806       88,235     SH          DEFINED            0          88,235     0

Danaher Corp           Common    235851102    11,461      160,410    SH          SOLE        NONE   160,410    0          0

Danaher Corp           Common    235851102    2,641       36,965     SH          DEFINED            0          36,965     0

Dean Foods Co          Common    242370104    12,502      267,474    SH          SOLE        NONE   267,474    0          0


Dean Foods Co          Common    242370104    2,695       57,659     SH          DEFINED            0          57,659     0

Dover Corp             Common    260003108    9,763       200,020    SH          SOLE        NONE   200,020    0          0

Dover Corp             Common    260003108    2,322       47,580     SH          DEFINED            0          47,580     0

Fedex Corporation      Common    31428X106    10,818      100,695    SH          SOLE        NONE   100,695    0          0

Fedex Corporation      Common    31428X106    2,683       24,977     SH          DEFINED            0          24,977     0

Fiserv Inc             Common    337738108    10,410      196,205    SH          SOLE        NONE   196,205    0          0

Fiserv Inc             Common    337738108    2,291       43,180     SH          DEFINED            0          43,180     0

Honeywell Inc.         Common    438516106    10,949      237,720    SH          SOLE        NONE   237,720    0          0

Honeywell Inc.         Common    438516106    2,522       54,750     SH          DEFINED            0          54,750     0

J.M. Smucker Co        Common    832696405    8,939       167,651    SH          SOLE        NONE   167,651    0          0

J.M. Smucker Co        Common    832696405    2,143       40,200     SH          DEFINED            0          40,200     0

Perkinelmer Inc.       Common    714046109    7,101       293,200    SH          SOLE        NONE   293,200    0          0

Perkinelmer Inc.       Common    714046109    1,488       61,420     SH          DEFINED            0          61,420     0

Praxair Inc.           Common    74005P104    12,078      191,833    SH          SOLE        NONE   191,833    0          0

Praxair Inc.           Common    74005P104    2,944       46,767     SH          DEFINED            0          46,767     0

Sysco Corp             Common    871829107    9,239       273,110    SH          SOLE        NONE   273,110    0          0

Sysco Corp             Common    871829107    2,147       63,450     SH          DEFINED            0          63,450     0

Thermo Fisher          Common    883556102    12,484      267,030    SH          SOLE        NONE   267,030    0          0
Scientific

Thermo Fisher          Common    883556102    2,643       56,545     SH          DEFINED            0          56,545     0
Scientific

TJX Companies          Common    872540109    9,553       354,335    SH          SOLE        NONE   354,335    0          0

TJX Companies          Common    872540109    2,174       80,660     SH          DEFINED            0          80,660     0

Watts Water            Common    942749102    8,907       234,200    SH          SOLE        NONE   0          234,200    0
Technologies A

Watts Water            Common    942749102    2,105       55,355     SH          DEFINED            0          55,355     0
Technologies A

MEMC Electronic        Common    552715104    13,329      220,020    SH          SOLE        NONE   0          220,020    0
Materials

MEMC Electronic        Common    552715104    3,163       52,220     SH          DEFINED            0          52,220     0
Materials

S REPORT SUMMARY       43 DATA RECORDS                               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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